Segment information	6 Months Ended
Jun. 30, 2023
Segment information
Segment information

3 Segment information

	For the six months ended June 30, 2023
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	8,286	16,338	—	24,624

Adjusted EBITDA	1,565	1,306	(18,403)	(15,532)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	9	1,852	1,873
Additions to intangible assets	87	—	2,056	2,143

Other segment information
Depreciation and amortization	213	763	2,825	3,801
Research and development expenses	—	3	6,848	6,851

	For the six months ended June 30, 2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	6,888	14,501	—	21,389

Adjusted EBITDA	2,571	2,719	(21,377)	(16,087)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	113	838
Additions to intangible assets	99	—	52	151

Other segment information
Depreciation and amortization	251	953	3,308	4,512
Research and development expenses	—	—	9,071	9,071

Adjusted EBITDA

Adjustments to income/ loss include non-cash charges in relation to depreciation, amortization (including impairments), one-off costs (as defined below), share-based payments as well as net financial costs and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These costs include general financing costs and corporate overheads related to centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

“One-off costs” are related to the costs incurred for the process of obtaining the equity and debt financing which were not directly attributable to the Oxford Loan or issuance of shares. One-off costs primarily include legal and consulting fees. These costs were disclosed under corporate expenses for the first quarter of 2022.

Reconciliation of segment Adjusted EBITDA to Group net loss from continuing operations

	For the six months ended June 30
in EUR k	2023	2022
Reported segment Adjusted EBITDA	2,871	5,290
Corporate expenses	(18,403)	(21,377)
	(15,532)	(16,087)
Share-based payment income/(expenses)	(1,920)	1,386
Depreciation and amortization	(3,801)	(4,512)
One-off costs	—	(2,179)
Operating loss from continuing operations	(21,253)	(21,392)
Financial costs, net	(3,190)	(1,497)
Income tax expenses	(13)	(179)
Loss from continuing operations for the six months ended June 30	(24,456)	(23,068)